Condensed Financial Information of New Borun - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CONDENSED STATEMENTS OF CASH FLOWS
Net cash provided by operating activities	$ 21,473,458	¥ 140,311,845	¥ 159,931,964	¥ 70,843,702
Net cash provided by investing activities	(145,389)	(950,000)	151,193	(53,792,018)
Net cash provided by financing activities	(31,603,408)	(206,502,989)	139,615,291	(351,800,000)
Effect of exchange rate changes on cash and cash equivalents	9,390	61,376	10	(51,245)
Net increase/ (decrease) in cash	(10,265,949)	(67,079,768)	299,698,458	(334,799,561)
Cash-beginning of year	121,717,894	795,329,065	495,630,607	830,430,168
Cash-end of year	111,451,945	728,249,297	795,329,065	495,630,607
New Borun
CONDENSED STATEMENTS OF CASH FLOWS
Net cash provided by operating activities	(1)	(9)		8
Effect of exchange rate changes on cash and cash equivalents			10
Net increase/ (decrease) in cash	(1)	(9)	10	8
Cash-beginning of year	22	146	136	128
Cash-end of year	$ 21	¥ 137	¥ 146	¥ 136